Income taxes - Schedule of Valuation Allowance for Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Beginning balance	$ 5,562	$ 5,876
Charged to income tax expense (recovery)	154,601	(388)
Changed to additional paid-in capital	5,390	0
Valuation Allowance Charged to discontinued operations	(5,143)	0
Charged (reduction) to OCI	(17,759)	22
Tax impact on outside basis difference in renewable assets	140,202	0
Reductions to other accounts	(959)	52
Ending balance	$ 281,894	$ 5,562